Commitments and Contingencies	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Indemnifications: The Company has indemnity agreements with certain officers and directors of the Company pursuant to which the Company must indemnify the officer or director against all expenses, judgments, fines, and amounts paid in settlement reasonably incurred in connection with a third party proceeding, if the indemnitee acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the Company, and in the case of a criminal proceeding, had no reasonable cause to believe the indemnitee’s conduct was unlawful. It is not possible to determine the maximum potential exposure under these indemnification agreements: (i) because the facts and circumstances involved in each claim are unique and the Company cannot predict the number or nature of claims that may be made; (ii) due to the unique facts and circumstances involved in each particular agreement; and (iii) due to the requirement for a registration of the Company’s securities before any of the indemnification obligations contemplated in the IRA become effective.

Legal and regulatory proceedings: The Company is subject to various litigation, regulatory investigations, and other legal proceedings that arise in the ordinary course of its business. The Company is also subject to regulatory oversight by numerous regulatory and other governmental agencies. The Company reviews its lawsuits, regulatory investigations, and other legal proceedings on an ongoing basis and provides disclosure and records loss contingencies in accordance with the loss contingencies accounting guidance. In accordance with such guidance, the Company establishes accruals for such matters when potential losses become probable and can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be estimated, the Company discloses the possible loss in the consolidated financial statements.

White lion stock purchase agreement: On May 17, 2022, the Company entered into a Stock Purchase Agreement (the “White Lion Agreement”) with White Lion Capital Partners, LLC a California-based investment fund (“White Lion”). Under the terms of the White Lion Agreement, the Company had the right, but not the obligation, to require White Lion to purchase shares of its common stock up to a maximum amount of $75,000,000. In January 2024, the Company issued 202,702 shares of the Company’s common stock with a fair value of $750,000 to settle its obligation owed under the White Lion Agreement (see Note 8). On February 21, 2024, the Company terminated the White Lion Agreement.

Securities Purchase Agreement: On December 15, 2024, the Company entered into a Securities Purchase Agreement and Call Option, as amended by Amendment No. 1 dated February 11, 2025 (the “Star Agreement”) with Star 26 Capital Inc. (“Star”), the shareholders of Star (“Star Equity Holders”) and an officer of the Company acting in his capacity as the representative of the Star Equity Holders, to acquire a controlling 51% interest in Star, an Israeli corporation engaged as a supplier of generators for “iron dome” launchers and other defense products, in exchange for an aggregate investment of $21,000,000 that consists of :

●	A minimum amount of $5,000,000 in cash

●	a promissory note in the principal amount of $16,000,000, less (i) the amounts outstanding under Seller Notes, which shall be forgiven and cancelled as of the closing of the transaction, and (ii) any portion of the cash payment to the Sellers in excess of $5,000,000 (the “Investment Note”). The Investment Note matures 12 months following the closing.
●	2,385,170 shares of the Company’s common stock issued to the Star Equity Holders which shall constitute approximately 29.75% of the issued and outstanding capital of the Company on a fully diluted basis, excluding the out of the money warrants

●	6,907,859 stock purchase warrants with a five year term and an exercise price of $1.50 per share

The Star Equity Holders granted the Company an option (the “Option”) to purchase the balance of their equity in Star (49.0%) for an aggregate $16,084,250 (the “Option Exercise Price”) in consideration for the issuance to the Star Equity Holders five-year stock purchase warrants to purchase an aggregate of 720,000 shares of the Company’s common stock with an exercise price of $1.50 per share. The Option Exercise Price to be paid by the Company to the Star Equity Holders consists of

●	$3,000,000 in cash,

●	a promissory note in the principal amount of $3,000,000, which accrues interest at 8.0% per annum and is due and payable six months after the issuance thereof,

●	2,385,170 shares of the Company’s common stock issued to the Star Equity Holders

●	5,109,789 stock purchase warrants with a five-year term and an exercise price of $1.50 per share

If, for a period of 12 months after the closing of the Star Agreement, the Company’s shares of common stock are delisted from Nasdaq, Star shall have the right, at its own discretion, to require the Company to exchange the Investment Note for all the shares of Star then held by the Company, provided, however, the Option shall be automatically cancelled and Star shall retain any cash payments made by the Company to Star and the Company shall retain an equity interest in Star equivalent to all cash payments. The closing of the Transaction is subject to customary closing conditions, including regulatory approvals, third-party consents, fairness opinion, and approval by the Company’s shareholders as required under applicable Nasdaq listing rules.

If the Star Agreement is canceled because stockholder approval was not obtained within 90-days after the date of the Star Agreement and the failure was a result of the Company failing to perform or observe the covenants or agreements of the Company provided for in the terms of the Star Agreement, the Seller is entitled to damages of $1,800,000 from the Company.

As a result of the Settlement Agreement and subject to the closing of the acquisition of Star, the Company’s business will be focused on the defense sector.

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Indemnifications: The Company has indemnity agreements with certain officers and directors of the Company pursuant to which the Company must indemnify the officer or director against all expenses, judgments, fines, and amounts paid in settlement reasonably incurred in connection with a third party proceeding, if the indemnitee acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the Company, and in the case of a criminal proceeding, had no reasonable cause to believe the indemnitee’s conduct was unlawful. It is not possible to determine the maximum potential exposure under these indemnification agreements: (i) because the facts and circumstances involved in each claim are unique and the Company cannot predict the number or nature of claims that may be made; (ii) due to the unique facts and circumstances involved in each particular agreement; and (iii) due to the requirement for a registration of the Company’s securities before any of the indemnification obligations contemplated in the IRA become effective.

Legal and regulatory proceedings: The Company is subject to various litigation, regulatory investigations, and other legal proceedings that arise in the ordinary course of its business. The Company is also subject to regulatory oversight by numerous regulatory and other governmental agencies. The Company reviews its lawsuits, regulatory investigations, and other legal proceedings on an ongoing basis and provides disclosure and records loss contingencies in accordance with the loss contingencies accounting guidance. In accordance with such guidance, the Company establishes accruals for such matters when potential losses become probable and can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be estimated, the Company discloses the possible loss in the consolidated financial statements.

Vendor settlement: In December 2024, the Company settled a vendor’s outstanding claims through a one-time lump sum payment of $50,000, recording the entire payment as a loss on settlement of vendor obligations as a component of other income (expense), net on the accompanying statements of operations and comprehensive loss for the three months ended December 31, 2024.

White lion stock purchase agreement: On May 17, 2022, the Company entered into a Stock Purchase Agreement (the “White Lion Agreement”) with White Lion Capital Partners, LLC a California-based investment fund (“White Lion”). Under the terms of the White Lion Agreement, the Company had the right, but not the obligation, to require White Lion to purchase shares of its common stock up to a maximum amount of $75,000,000. In January 2024, the Company issued 202,702 shares of the Company’s common stock with a fair value of $750,000 to settle its obligation owed under the White Lion Agreement (see Note 10). On February 21, 2024, the Company terminated the White Lion Agreement.

Securities Purchase Agreement: On December 15, 2024, the Company entered into a Securities Purchase Agreement and Call Option, as amended by Amendment No. 1 dated February 11, 2025 (the “Star Agreement”) with Star 26 Capital Inc. (“Star”), the shareholders of Star (“Star Equity Holders”) and an officer of the Company acting in his capacity as the representative of the Star Equity Holders, to acquire a controlling 51% interest in Star, an Israeli corporation engaged as a supplier of generators for “iron dome” launchers and other defense products, in exchange for an aggregate investment of $21,000,000 that consists of :

●	A minimum amount of $5,000,000 in cash

●	a promissory note in the principal amount of $16,000,000, less (i) the amounts outstanding under Seller Notes, which shall be forgiven and cancelled as of the closing of the transaction, and (ii) any portion of the cash payment to the Sellers in excess of $5,000,000 (the “Investment Note”). The Investment Note matures 12 months following the closing.

●	2,385,170 shares of the Company’s common stock issued to the Star Equity Holders which shall constitute approximately 29.75% of the issued and outstanding capital of the Company on a fully diluted basis, excluding the out of the money warrants

●	6,907,859 stock purchase warrants with a five year term and an exercise price of $1.50 per share

The Star Equity Holders granted the Company an option (the “Option”) to purchase the balance of their equity in Star (49.0%) for an aggregate $16,084,250 (the “Option Exercise Price”) in consideration for the issuance to the Star Equity Holders five-year stock purchase warrants to purchase an aggregate of 720,000 shares of the Company’s common stock with an exercise price of $1.50 per share. The Option Exercise Price to be paid by the Company to the Star Equity Holders consists of

●	$3,00,000 in cash,

●	a promissory note in the principal amount of $3,000,000, which accrues interest at 8.0% per annum and is due and payable six months after the issuance thereof,

●	2,385,170 shares of the Company’s common stock issued to the Star Equity Holders

●	5,109,789 stock purchase warrants with a five-year term and an exercise price of $1.50 per share

If, for a period of 12 months after the closing of the Star Agreement, the Company’s shares of common stock are delisted from Nasdaq, Star shall have the right, at its own discretion, to require the Company to exchange the Investment Note for all the shares of Star then held by the Company, provided, however, the Option shall be automatically cancelled and Star shall retain any cash payments made by the Company to Star and the Company shall retain an equity interest in Star equivalent to all cash payments. The closing of the Transaction is subject to customary closing conditions, including regulatory approvals, third-party consents, and approval by the Company’s shareholders as required under applicable Nasdaq listing rules.

If the Star Agreement is canceled because stockholder approval was not obtained within 90-days after the date of the Star Agreement and the failure was a result of the Company failing to perform or observe the covenants or agreements of the Company provided for in the terms of the Star Agreement, the Seller is entitled to damages of $1,800,000 from the Company.

As a result of the Settlement Agreement and subject to the closing of the acquisition of Star, the Company’s business will be focused on the defense sector.